RULE 497 DOCUMENT

On behalf of Templeton Developing Markets Securities Fund Class 4, a series of Franklin Templeton Variable Insurance Products Trust (the "Fund"), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "Securities Act"), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405of Regulation S-T and General Instruction C.3 (g) of Form N-1A. The Interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) under the Securities Act on July 15, 2011 such supplement (accession number 0001379491-11-000733) is incorporated by reference into this Rule 497 Document.